Financial Instruments - Schedule of Fair Value of the Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	$ 37,170	$ 40,079
Financial liabilities Fair Value	35,888	37,676
Assumed liabilities [Member]
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	37,170	40,079
Financial liabilities Fair Value	$ 35,888	$ 37,676